Short-term borrowings	12 Months Ended
Dec. 31, 2025
Short-term Borrowings
Short-term borrowings

10 Short-term borrowings

Short-term borrowings as of December 31, 2024 and 2025 amounted to S$Nil and S$320,000 (US$248,853), respectively. These borrowings bear interest at 3.0% per month (2024: Nil), on a non-compounding basis, and are repayable in full within 22 to 90 days from the date of disbursement. The remaining borrowings of S$Nil and S$1,650,000 (US$1,283,148) bear interest at 1.0% per month (2024: Nil) on a non-compounding basis and are repayable in full within four to twelve months. Certain assets of the Group, comprising sales invoices, deposits and inventories, are pledged as security for these short-term borrowings.

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS